Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

In accordance with SEC rules, the following table sets forth information with respect to how “compensation actually paid” (“CAP”) to our NEOs aligns with company performance. CAP is an SEC-defined term that does not necessarily reflect the amounts ultimately realized by the NEOs or how the Compensation Committee views the link between company performance and NEO compensation. In addition, a significant portion of CAP relates to changes in fair value of unvested equity awards over the course of each year. Unvested equity awards remain subject to risk from forfeiture and vesting conditions and possible future declines in value based on changes in the price of our common stock. The ultimate values actually realized by our NEOs from unvested equity awards cannot be determined until the awards vest.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of initial fixed $100 investment based on4
Year	Summary Compensation Table Total for CEO[1] ($)	Compensation Actually Paid to CEO[2] ($)	Average Summary Compensation Table Total for Other NEOs[1] ($)	Average Compensation Actually Paid to Other NEOs[3] ($)	PVH Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income[5] ($ thousands)	Non-GAAP Earnings Before Interest and Taxes[6] ($ thousands)
2022	12,139,075	9,531,057	3,912,972	3,363,964	101.26	89.13	200,400	908,543
2021	14,714,208	15,456,925	5,199,568	3,543,319	106.89	96.33	952,300	983,494
2020	16,408,935	23,367,109	5,145,906	6,901,803	97.92	97.80	(1,136,100)	(37,145)

1   Column (b) contains compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Larsson, our current Chief Executive Officer, in 2021 and 2022, and for our former Chief Executive Officer, Emanuel Chirico, in 2020. Column (d) contains the average of compensation amounts reported in the “Total” column of the SCT for our NEOs other than our Chief Executive Officer (“Other NEOs”) for each of the years listed. The Other NEOs are as follows:

•  2022: Messrs. Coughlin, Holmes, Fischer and Hagman, and Mses. Fuller and Donnelly;

•  2021: Messrs. Holmes and Hagman, Mses. Fuller and Donnelly, Michael A. Shaffer, our former Chief Operating & Financial Officer, and Cheryl Abel-Hodges, the former Chief Executive Officer, Calvin Klein;

•  2020: Mr. Larsson (when he served as our President), Messrs. Hagman and Shaffer, and Ms. Abel-Hodges.

2   Compensation actually paid to our CEOs in each of the years listed reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts in column (b) of the table above do not reflect the actual amount of compensation earned or paid to our CEO during the applicable year.

3   Compensation actually paid to our Other NEOs in each of the years listed reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts in column (d) of the table above do not reflect the actual amount of compensation earned or paid to our Other NEOs during the applicable year.

4   For peer group TSR in 2020 and 2021, we utilized the S&P 500 Apparel, Accessories & Luxury Index. We are no longer included in the S&P 500 Apparel, Accessories & Luxury Goods Index and, as a result, no longer use it as our industry peer group. We are now in the S&P 1500 Apparel, Accessories & Luxury Goods Index (the “New Index”), which we utilized for our 2022 peer group TSR and in the stock performance graph required by Item 201(e) of Regulation S-K. The New Index TSR amounts for 2020 and 2021 are $101.06 and $105.40, respectively. TSR assumes an initial investment of $100 in our common stock on February 2, 2020, and reinvestment of dividends. A hypothetical $100 investment in the New Index using the same methodology is shown for comparison.

5   Reflects Net Income in the company’s Consolidated Statements of Operations included on page F-2 in the company’s Annual Report on Form 10-K for the fiscal year ended January 29, 2023.

6   The company-selected financial measure is EBIT on a non-GAAP basis. We calculate our EBIT on a non-GAAP basis by starting with our GAAP results and then apply a list of adjustments and exclusions approved by the Compensation Committee when it makes performance-based awards. See reconciliations on Exhibit A.

Named Executive Officers, Footnote [Text Block]	Column (b) contains compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Larsson, our current Chief Executive Officer, in 2021 and 2022, and for our former Chief Executive Officer, Emanuel Chirico, in 2020. Column (d) contains the average of compensation amounts reported in the “Total” column of the SCT for our NEOs other than our Chief Executive Officer (“Other NEOs”) for each of the years listed. The Other NEOs are as follows:

•  2022: Messrs. Coughlin, Holmes, Fischer and Hagman, and Mses. Fuller and Donnelly;

•  2021: Messrs. Holmes and Hagman, Mses. Fuller and Donnelly, Michael A. Shaffer, our former Chief Operating & Financial Officer, and Cheryl Abel-Hodges, the former Chief Executive Officer, Calvin Klein;

•  2020: Mr. Larsson (when he served as our President), Messrs. Hagman and Shaffer, and Ms. Abel-Hodges.

Peer Group Issuers, Footnote [Text Block]		For peer group TSR in 2020 and 2021, we utilized the S&P 500 Apparel, Accessories & Luxury Index. We are no longer included in the S&P 500 Apparel, Accessories & Luxury Goods Index and, as a result, no longer use it as our industry peer group.
PEO Total Compensation Amount	[1]	$ 12,139,075	$ 14,714,208	$ 16,408,935
PEO Actually Paid Compensation Amount	[2]	$ 9,531,057	15,456,925	23,367,109
Adjustment To PEO Compensation, Footnote [Text Block]
	2022	2021	2020
Summary Compensation Table Column	$12,139,075	$14,714,208	$16,408,935
Subtract aggregate change in the actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	(417,826)	(200,637)	(2,168,800)
Add service cost (actuarially determined for services rendered during the covered year) of pension plans	220,021	254,641	508,545
Subtract amounts reported under the “Stock Awards” column in the SCT	(6,400,236)	(6,400,233)	(8,000,143)
Subtract amounts reported under the “Option Awards” column in the SCT	(1,600,409)	(1,602,896)	(2,000,364)
Add the fair value of awards granted during the covered year that remain unvested as of covered year end*	8,110,882	7,973,724	9,255,419
Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end*	(1,158,278)	(168,168)	0
Add the fair value of awards granted and vested during the covered year*	0	0	9,363,517
Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year*	(915,055)	886,286	0
Subtract the fair value of awards granted in any prior year that were forfeited during the covered year*	(447,117)	0	0
Compensation Actually Paid to CEO	$9,531,057	$15,456,925	$23,367,109

*  The fair values of our stock options are estimated as of each measurement date using the Black-Scholes-Merton option valuation model, using assumptions updated for each measurement date. The fair values of our RSUs are equal to the closing price of our common stock on each measurement date. The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,912,972	5,199,568	5,145,906
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 3,363,964	3,543,319	6,901,803
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine Compensation Actually Paid to Other NEOs:

	2022	2021	2020
Average SCT Total for Other NEOs	$3,912,972	$5,199,568	$5,145,906
Subtract aggregate change in the actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	(18,495)	(282,828)	(356,655)
Add the service cost (actuarially determined for services rendered during the covered year) of pension plans	58,741	78,215	122,971
Subtract amounts reported under the “Stock Awards” column in the SCT	(1,131,961)	(1,434,294)	(1,872,878)
Subtract amounts reported under the “Option Awards” column in the SCT	(500,342)	(508,549)	(854,286)
Add the fair value of awards granted during the covered year that remain unvested as of covered year end*	1,584,546	1,405,432	4,894,427
Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end*	(73,946)	52,860	176,383
Add the fair value of awards granted and vested during the covered year*	0	0	0
Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year*	(291,566)	259,833	(351,711)
Subtract the fair value of awards granted in any prior year that were forfeited during the covered year*	(175,985)	(1,226,918)	(2,354)
Average Compensation Actually Paid to Other NEOs	$3,363,964	$3,543,319	$6,901,803

*  The fair values of our stock options are estimated as of each measurement date using the Black-Scholes-Merton option valuation model, using assumptions updated for each measurement date. The fair values of our RSUs are equal to the closing price of our common stock on each measurement date. The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
PVH TSR vs. Peer Group TSR vs. CAP

Compensation Actually Paid vs. Net Income [Text Block]
PVH Net Income vs. CAP

Compensation Actually Paid vs. Company Selected Measure [Text Block]
PVH Non-GAAP EBIT vs. CAP

Tabular List [Table Text Block]

Pay Versus Performance: Most Important Measures

In the company’s assessment, the following chart lists the most important financial performance measures we use to link compensation actually paid to the NEOs, as determined in accordance with SEC rules, to company performance for 2022. The Compensation Discussion & Analysis discusses the ways we use these measures in our NEO compensation program and how they are important to and linked with our performance.

Most Important Financial Performance Measures
Earnings Before Interest and Taxes Relative Total Shareholder Return

Total Shareholder Return Amount	[4]	$ 101.26	106.89	97.92
Peer Group Total Shareholder Return Amount	[4]	89.13	96.33	97.8
Net Income (Loss)	[5]	$ 200,400,000	$ 952,300,000	$ (1,136,100,000)
Company Selected Measure Amount	[6]	908,543	983,494	(37,145)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Earnings Before Interest and Taxes
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Summary Compensation Table Total for CEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 12,139,075	$ 14,714,208	$ 16,408,935
Compensation Actually Paid to CEO [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount		9,531,057	15,456,925	23,367,109
Average SCT total for Other NEOs [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		3,912,972	5,199,568	5,145,906
Average Compensation Actually Paid to Other NEOs [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Compensation Actually Paid Amount		3,363,964	3,543,319	6,901,803
PEO [Member] | Subtract aggregate change in the actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(417,826)	(200,637)	(2,168,800)
PEO [Member] | Add service cost (actuarially determined for services rendered during the covered year) of pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		220,021	254,641	508,545
PEO [Member] | Subtract amounts reported under the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,400,236)	(6,400,233)	(8,000,143)
PEO [Member] | Subtract amounts reported under the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,600,409)	(1,602,896)	(2,000,364)
PEO [Member] | Add the fair value of awards granted during the covered year that remain unvested as of covered year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,110,882	7,973,724	9,255,419
PEO [Member] | Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(1,158,278)	(168,168)	0
PEO [Member] | Add the fair value of awards granted and vested during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	0	0	9,363,517
PEO [Member] | Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(915,055)	886,286	0
PEO [Member] | Subtract the fair value of awards granted in any prior year that were forfeited during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(447,117)	0	0
Non-PEO NEO [Member] | Subtract aggregate change in the actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(18,495)	(282,828)	(356,655)
Non-PEO NEO [Member] | Subtract amounts reported under the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,131,961)	(1,434,294)	(1,872,878)
Non-PEO NEO [Member] | Subtract amounts reported under the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(500,342)	(508,549)	(854,286)
Non-PEO NEO [Member] | Add the fair value of awards granted during the covered year that remain unvested as of covered year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	1,584,546	1,405,432	4,894,427
Non-PEO NEO [Member] | Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(73,946)	52,860	176,383
Non-PEO NEO [Member] | Add the fair value of awards granted and vested during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	0	0	0
Non-PEO NEO [Member] | Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(291,566)	259,833	(351,711)
Non-PEO NEO [Member] | Subtract the fair value of awards granted in any prior year that were forfeited during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(175,985)	(1,226,918)	(2,354)
Non-PEO NEO [Member] | Add the service cost (actuarially determined for services rendered during the covered year) of pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 58,741	$ 78,215	$ 122,971

[1]	Column (b) contains compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Larsson, our current Chief Executive Officer, in 2021 and 2022, and for our former Chief Executive Officer, Emanuel Chirico, in 2020. Column (d) contains the average of compensation amounts reported in the “Total” column of the SCT for our NEOs other than our Chief Executive Officer (“Other NEOs”) for each of the years listed. The Other NEOs are as follows:

•  2022: Messrs. Coughlin, Holmes, Fischer and Hagman, and Mses. Fuller and Donnelly;

•  2021: Messrs. Holmes and Hagman, Mses. Fuller and Donnelly, Michael A. Shaffer, our former Chief Operating & Financial Officer, and Cheryl Abel-Hodges, the former Chief Executive Officer, Calvin Klein;

•  2020: Mr. Larsson (when he served as our President), Messrs. Hagman and Shaffer, and Ms. Abel-Hodges.

[2]	Compensation actually paid to our CEOs in each of the years listed reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts in column (b) of the table above do not reflect the actual amount of compensation earned or paid to our CEO during the applicable year.
[3]	Compensation actually paid to our Other NEOs in each of the years listed reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts in column (d) of the table above do not reflect the actual amount of compensation earned or paid to our Other NEOs during the applicable year.
[4]	For peer group TSR in 2020 and 2021, we utilized the S&P 500 Apparel, Accessories & Luxury Index. We are no longer included in the S&P 500 Apparel, Accessories & Luxury Goods Index and, as a result, no longer use it as our industry peer group. We are now in the S&P 1500 Apparel, Accessories & Luxury Goods Index (the “New Index”), which we utilized for our 2022 peer group TSR and in the stock performance graph required by Item 201(e) of Regulation S-K. The New Index TSR amounts for 2020 and 2021 are $101.06 and $105.40, respectively. TSR assumes an initial investment of $100 in our common stock on February 2, 2020, and reinvestment of dividends. A hypothetical $100 investment in the New Index using the same methodology is shown for comparison.
[5]	Reflects Net Income in the company’s Consolidated Statements of Operations included on page F-2 in the company’s Annual Report on Form 10-K for the fiscal year ended January 29, 2023
[6]	The company-selected financial measure is EBIT on a non-GAAP basis. We calculate our EBIT on a non-GAAP basis by starting with our GAAP results and then apply a list of adjustments and exclusions approved by the Compensation Committee when it makes performance-based awards.
[7]	The fair values of our stock options are estimated as of each measurement date using the Black-Scholes-Merton option valuation model, using assumptions updated for each measurement date. The fair values of our RSUs are equal to the closing price of our common stock on each measurement date. The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.
[8]	The fair values of our stock options are estimated as of each measurement date using the Black-Scholes-Merton option valuation model, using assumptions updated for each measurement date. The fair values of our RSUs are equal to the closing price of our common stock on each measurement date. The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.